Employee Benefit Plans (Expected Employer Contributions) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Plans [Member] | U.S. Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Expected Employer Contributions	$ 51.8
Pension Plans [Member] | Non-U.S. Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Expected Employer Contributions	5.6
Postretirement Benefit Plan [Member] | U.S. Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Expected Employer Contributions	10.0
Postretirement Benefit Plan [Member] | Non-U.S. Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Expected Employer Contributions	$ 0.2